FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03264

                       Dryden Government Securities Trust

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                      Date of fiscal year-end: November 30

                     Date of reporting period: June 30, 2006





Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR"regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

The Dryden Government Securities Trust - Money Market Seriesheld no voting securities during the period covered by this report. No records are attached.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03264
Reporting Period: 07/01/2005 - 06/30/2006
Dryden Government Securities Trust









========== DRYDEN GOVERNMENT SECURITIES TRUST - MONEY MARKET SERIES - ==========
==========                        ADVISOR: PIM                        ==========




=============== GST US TREASURY MONEY MARKET FUND - ADVISOR: PIM ===============

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Dryden Government Securities Trust


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)



Judy A. Rice, President

* By Power of Attorney. Filed on June 30, 2006. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 28 to the filing on Form N-1A for Dryden Municipal Bond Fund (File No. 33-10649) filed via EDGAR on
June 30, 2006.


Date: August 16, 2006